Revision of Previously Issued Financial Statements (Q3)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revision of Previously Issued Financial Statements
2. Revision of Previously Issued Financial Statements
Background of the Revision
In connection with the preparation of the Company’s financial statements as of and for the three months ended September 30, 2021, the Company identified an error in the basic and diluted earnings per share (“EPS”) calculation for the three and six months ended June 30, 2021. Specifically, the Company incorrectly omitted from the basic and diluted weighted-average shares outstanding calculation shares of common stock underlying RSUs that became fully vested during the period but had not yet been settled through the legal issuance of common stock. Additionally, the Company identified that it overstated stock-based compensation expense by $3.5 million for the three and six months ended June 30, 2021 due to an error in the calculation of expense related to grantees’ RSU awards. Although the
Company has concluded that these errors are immaterial to the previously issued interim financial statements, the Company is correcting these errors by revising the previously issued unaudited condensed consolidated financial statements as of June 30, 2021 and for the three and six months ended June 30, 2021.
Effect of the Revision
The following table summarizes the effect of the revision on the affected financial statement line items within the previously reported unaudited condensed consolidated financial statements as of the date, and for the periods indicated. The errors had no impact on total cash flows for operating, investing, or financing activities, but did impact line items in the indirect method of operating cash flow presentation as shown below:
	As of and for Three Months Ended June 30, 2021 (As Previously Reported)	Adjustments	As of and for Three Months Ended June 30, 2021 (As Revised)
	(in thousands, except share and per share data)
Condensed Consolidated Balance Sheet
Additional paid-in capital	$286,687	$(3,491)	$283,196
Accumulated deficit	(105,926)	3,491	(102,435)
Condensed Consolidated Statement of Comprehensive Loss
Cost of Revenue - Product	$43,885	$(7)	$43,878
Research and development	5,585	(2)	5,583
Selling and Marketing	3,258	(161)	3,097
General and administrative	51,063	(3,321)	47,742
Total operating expenses	59,906	(3,484)	56,422
Loss from operations	(75,963)	3,491	(72,472)
Loss before income taxes	(55,590)	3,491	(52,099)
Net loss	(55,841)	3,491	(52,350)
Comprehensive loss	(55,834)	3,491	(52,343)
Net loss per share - basic	(0.70)	0.09	(0.61)
Net loss per share - diluted	(0.70)	0.09	(0.61)
Weighted-average common shares outstanding-basic	79,229,174	6,927,135	86,156,309
Weighted-average common shares outstanding - diluted	79,229,174	6,927,135	86,156,309
Condensed Consolidated Statement of Stockholders’ Equity
Additional paid-in capital	$286,687	$(3,491)	$283,196
Accumulated deficit	(105,926)	3,491	(102,435)
Net loss	(55,841)	3,491	(52,350)
Stock-based compensation	56,192	(3,491)	52,701
Note 11. Net loss per share
Net loss	$(55,841)	$3,491	$(52,350)
Basic weighted-average number of common shares outstanding	79,229,174	6,927,135	86,156,309
Diluted weighted-average number of common shares outstanding	79,229,174	6,927,135	86,156,309
Basic loss per share	(0.70)	0.09	(0.61)
Diluted loss per share	(0.70)	0.09	(0.61)
	As of and for Six Months Ended June 30, 2021 (As Previously Reported)	Adjustments	As of and for Six Months Ended June 30, 2021 (As Revised)
	(in thousands, except share and per share data)
Condensed Consolidated Balance Sheet
Additional paid-in capital	$286,687	$(3,491)	$283,196
Accumulated deficit	(105,926)	3,491	(102,435)
Condensed Consolidated Statement of Comprehensive Loss
Cost of Revenue - Product	$98,881	$(7)	$98,874
Research and development	7,539	(2)	7,537
Selling and Marketing	4,358	(161)	4,197
General and administrative	56,147	(3,321)	52,826
Total operating expenses	68,044	(3,484)	64,560
Loss from operations	(83,982)	3,491	(80,491)
Loss before income taxes	(62,833)	3,491	(59,342)
Net loss	(63,283)	3,491	(59,792)
Comprehensive loss	(63,277)	3,491	(59,786)
Net loss per share - basic	(0.87)	0.09	(0.78)
Net loss per share - diluted	(0.87)	0.09	(0.78)
Weighted-average common shares outstanding - basic	73,106,935	3,474,582	76,581,517
Weighted-average common shares outstanding - diluted	73,106,935	3,474,582	76,581,517
Condensed Consolidated Statement of Cash Flows
Net loss	$ (63,283)	$ 3,491	$ (59,792)
Stock-based compensation	56,641	(3,491)	53,150
Note 11. Net loss per share
Net loss	$ (63,283)	$ 3,491	$ (59,792)
Basic weighted-average number of common shares outstanding	73,106,935	3,474,582	76,581,517
Diluted weighted-average number of common shares outstanding	73,106,935	3,474,582	76,581,517
Basic loss per share	(0.87)	0.09	(0.78)
Diluted loss per share	(0.87)	0.09	(0.78)
Shares of common stock issuable upon vesting of restricted stock awards	15,079	(9,885)	5,194
Potential common shares excluded from diluted net loss per share	23,231	(9,885)	13,346